Fair Value Measurement - Quantitative Information about Level 3 Inputs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / bbl	Dec. 31, 2015 $ / bbl
Natural gas liquids | Swaps | Minimum
Commodity Derivative Instruments - Assets
Price (in dollars per barrel)	18.06	8.90
Natural gas liquids | Swaps | Maximum
Commodity Derivative Instruments - Assets
Price (in dollars per barrel)	72.52	95.24
Oil | Swaps | Minimum
Commodity Derivative Instruments - Assets
Price (in dollars per barrel)	43.65	54.53
Oil | Swaps | Maximum
Commodity Derivative Instruments - Assets
Price (in dollars per barrel)	86.85	100.87
Discounted cash flow approach | Level 3 | Natural gas liquids | Swaps
Commodity Derivative Instruments - Assets
Fair Value | $	$ (1,014)
Price (in dollars per barrel)	23.94
Discounted cash flow approach | Level 3 | Natural gas | Collars | Minimum
Commodity Derivative Instruments - Assets
Price (in dollars per barrel)	2.55
Discounted cash flow approach | Level 3 | Natural gas | Collars | Maximum
Commodity Derivative Instruments - Assets
Price (in dollars per barrel)	3.41
Discounted option model approach | Level 3 | Natural gas | Collars
Commodity Derivative Instruments - Assets
Fair Value | $	$ (791)
Discounted option model approach | Level 3 | Oil | Collars
Commodity Derivative Instruments - Assets
Fair Value | $	$ (1,166)
Discounted option model approach | Level 3 | Oil | Collars | Minimum
Commodity Derivative Instruments - Assets
Price (in dollars per barrel)	45.00
Discounted option model approach | Level 3 | Oil | Collars | Maximum
Commodity Derivative Instruments - Assets
Price (in dollars per barrel)	61.00